CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2016	Dec. 31, 2015
CURRENT ASSETS
Cash and Cash Equivalents	$ 73,305	$ 3,052,694
Accounts Receivable	669,767	1,460,251
Markers Receivable	0	170,892,037
Other Current Assets	1,832,965	1,448,155
Total Current Assets	2,576,037	176,853,137
Markers Receivable (net of allowance for doubtful accounts of $100,198,392 and $0 at December 31, 2016 and 2015, respectively)	74,765,307	0
Intangible Assets, net	0	105,645,737
Property and Equipment (net of accumulated depreciation of $178,989 and $169,798 at December 31, 2016 and 2015, respectively)	135,920	241,927
TOTAL ASSETS	77,477,264	282,740,801
CURRENT LIABILITIES
Lines of Credit Payable	45,417,314	41,908,984
Accrued Expenses	3,621,743	6,030,996
Bao Li Gaming Acquisition-Purchase Price Obligation	14,228,500	14,228,500
Loan Payable, Shareholders, current	12,078,017	2,827,584
Total Current Liabilities	75,345,574	64,996,064
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY
Preferred Shares, $0.0001 par value Authorized 1,150,000 shares; none issued	0	0
Ordinary Shares, $0.0001 par value, Authorized 500,000,000 shares; 62,453,774 and 62,307,794 issued and outstanding at June 30, 2016 and December 31, 2015, respectively.	6,245	6,230
Additional Paid-in Capital	133,436,640	133,236,655
Retained (Deficit) Earnings	(131,621,195)	83,861,247
Accumulated Other Comprehensive Income	310,000	640,605
Total Shareholders' Equity	2,131,690	217,744,737
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 77,477,264	$ 282,740,801